Annual Total Returns (Vanguard Developed Markets Index Fund - Investor Shares Participant) (Vanguard Developed Markets Index Fund, Vanguard Developed Markets Index Fund - Investor Shares)	18 Months Ended
Apr. 30, 2013
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Annual Total Return
2012	18.83%
2011	(12.53%)
2010	8.54%
2009	28.17%
2008	(41.62%)
2007	10.99%
2006	26.18%
2005	13.34%
2004	20.25%
2003	38.61%